Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 248,000
Previously Paid Amount	0.00
Total Fee Amount	34.25
Total Offset Amount	0.00
Net Fee	34.25
Narrative - Max Aggregate Offering Price	$ 248,000
Final Prospectus	true